Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	abfunds-20180418_SupplementTextBlock

Supplement dated April 18, 2018, to the following prospectuses and summary prospectuses, each as previously amended or supplemented:

American Beacon Acadian Emerging Markets Managed Volatility Fund
American Beacon Crescent Short Duration High Income Fund
American Beacon Global Evolution Frontier Markets Income Fund
American Beacon Grosvenor Long/Short Fund
American Beacon SGA Global Growth Fund
Prospectuses and Summary Prospectuses dated May 30, 2017

American Beacon Flexible Bond Fund
American Beacon SiM High Yield Opportunities Fund
American Beacon Sound Point Floating Rate Income Fund
American Beacon The London Company Income Equity Fund
American Beacon Zebra Small Cap Equity Fund
Prospectuses and Summary Prospectuses dated December 29, 2017

American Beacon Balanced Fund
American Beacon International Equity Fund
American Beacon Large Cap Value Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
Prospectus and Summary Prospectuses dated February 28, 2018

American Beacon AHL Managed Futures Strategy Fund
American Beacon Bahl & Gaynor Small Cap Growth Fund
American Beacon Bridgeway Large Cap Growth Fund
American Beacon Bridgeway Large Cap Value Fund
American Beacon Ionic Strategic Arbitrage Fund
American Beacon Stephens Mid-Cap Growth Fund
American Beacon Stephens Small Cap Growth Fund
Prospectuses and Summary Prospectuses dated April 28, 2017

With respect to each series of the American Beacon Funds listed above (each, a "Fund"), effective immediately, the second table in the "Fund Performance – Average annual total returns" section of the Summary Prospectus and the "Fund Summary" section of the Prospectus (the "Original Performance Table") is deleted and replaced with the table that appears under that Fund's name below.  The performance information in the tables below reflects the deduction of the maximum sales charge applicable to A Class shares for all periods and C Class shares for the 1-year period.  The performance information for A Class and C Class shares that is listed in the Original Performance Table does not reflect the deduction of any applicable sales charges.  Therefore, in the tables below, the returns for A Class shares (for all periods) and C Class shares (for the 1-year period) are lower than the returns that were previously disclosed in the Original Performance Table. In addition, the performance of Y Class and R6 Class shares of the American Beacon Large Cap Value Fund for the 1-year period has been revised.

American Beacon Acadian Emerging Markets Managed Volatility Fund

	Inception Date of Class	1 Year	Since Inception
Share Class (Before Taxes)
A	9/27/2013	(2.14%)	(4.43%)
C	9/27/2013	2.17%	(3.40%)
Y	9/27/2013	4.13%	(2.38%)
Institutional	9/27/2013	4.23%	(2.27%)

American Beacon Crescent Short Duration High Income Fund

	Inception Date of Class	1 Year	Since Inception
Share Class (Before Taxes)
A	10/1/2014	7.45%	1.51%
C	10/1/2014	8.23%	1.92%
Y	10/1/2014	10.50%	3.00%
Institutional	10/1/2014	10.55%	3.12%

American Beacon Global Evolution Frontier Markets Income Fund

	Inception Date of Class	1 Year	Since Inception
Share Class (Before Taxes)
A	2/25/2014	5.04%	1.27%
C	2/25/2014	8.78%	2.25%
Y	2/25/2014	10.52%	3.34%
Institutional	2/25/2014	10.77%	3.41%

American Beacon Grosvenor Long/Short Fund

	Inception Date of Class	1 Year	Since Inception
Share Class(Before Taxes)
A	10/1/2015	(1.79%)	(0.39%)
C	10/1/2015	2.54%	3.65%
Y	10/1/2015	4.62%	4.76%
Institutional	10/1/2015	4.72%	4.84%

American Beacon SGA Global Growth Fund

	Inception Date of Class	1 Year	5 Years	Since Inception
Share Class (Before Taxes)
A	10/4/2013	(1.88%)	8.17%	7.29%
C	10/4/2013	2.29%	8.93%	7.92%
Y	10/4/2013	4.39%	9.67%	8.53%
Institutional	12/31/2010	4.45%	9.75%	8.59%

American Beacon Flexible Bond Fund

	Inception Date of Class	1 Year	5 Years	Since Inception
Share Class (Before Taxes)
A	7/5/2011	(1.38%)	0.55%	0.66%
C	7/5/2011	1.69%	0.78%	0.91%
Y	7/5/2011	3.66%	1.86%	1.88%
Institutional	7/5/2011	3.85%	1.97%	1.99%

American Beacon SiM High Yield Opportunities Fund

	Inception Date of Class	1 Year	5 Years	Since Inception
Share Class (Before Taxes)
A	2/14/2011	10.36%	7.16%	5.82%
C	2/14/2011	13.99%	7.41%	5.95%
Y	2/14/2011	16.26%	8.61%	7.09%
Institutional	2/14/2011	16.31%	8.71%	7.21%

American Beacon Sound Point Floating Rate Income Fund

	Inception Date of Class	1 Year	Since Inception
Share Class (Before Taxes)
A	12/11/2015	4.50%	5.60%
C	12/11/2015	5.49%	6.09%
Y	12/11/2015	7.55%	6.36%
Investor	12/11/2015	7.32%	6.30%
SP	5/31/2014	7.46%	6.25%

American Beacon The London Company Income Equity Fund

	Inception Date of Class	1 Year	Since Inception
Share Class (Before Taxes)
A	5/29/2012	4.23%	10.86%
C	5/29/2012	8.82%	11.47%
Y	5/29/2012	10.96%	12.71%
Institutional	5/29/2012	10.97%	12.78%

American Beacon Zebra Small Cap Equity Fund

	Inception Date of Class	1 Year	5 Years	Since Inception
Share Class (Before Taxes)
A	6/1/2010	20.43%	13.96%	13.45%
C	9/1/2010	25.76%	14.46%	13.64%
Y	6/1/2010	28.07%	15.71%	14.87%
Institutional	6/1/2010	28.26%	15.85%	14.99%

American Beacon Balanced Fund

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class(Before Taxes)
A	5/17/2010	5.76%	8.15%	5.54%
C	9/1/2010	10.34%	8.64%	5.57%
Y	3/1/2010	12.43%	9.85%	6.52%
Advisor	5/31/2005	11.92%	9.36%	6.05%
Institutional	7/17/1987	12.49%	9.92%	6.59%

American Beacon International Equity Fund

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class(Before Taxes)
A	5/17/2010	17.27%	5.62%	1.32%
C	9/1/2010	22.47%	6.08%	1.35%
Y	8/3/2009	24.74%	7.22%	2.27%
R6	2/28/2017	24.90%	7.35%	2.35%
Advisor	5/1/2003	24.31%	6.83%	1.81%
Institutional	8/7/1991	24.81%	7.33%	2.35%

American Beacon Large Cap Value Fund

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class(Before Taxes)
A	5/17/2010	9.95%	11.94%	5.89%
C	9/1/2010	14.90%	12.43%	5.93%
Y	8/3/2009	17.00%	13.66%	6.89%
R6	2/28/2017	17.08%	13.73%	6.96%
Advisor	5/31/2005	16.53%	13.19%	6.44%
Institutional	7/17/1987	17.08%	13.73%	6.96%

American Beacon Mid-Cap Value Fund

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class(Before Taxes)
A	5/17/2010	10.61%	13.29%	8.83%
C	9/1/2010	15.44%	13.77%	8.89%
Y	3/1/2010	17.62%	15.01%	9.88%
Advisor	6/29/2007	17.09%	14.49%	9.43%
Institutional	11/30/2005	17.77%	15.11%	9.94%

American Beacon Small Cap Value

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class(Before Taxes)
A	5/17/2010	2.05%	12.10%	8.45%
C	9/1/2010	6.59%	12.61%	8.49%
Y	8/3/2009	8.65%	13.83%	9.47%
R6	2/28/2017	8.71%	13.92%	9.57%
Advisor	5/1/2003	8.18%	13.36%	9.03%
Institutional	12/31/1998	8.68%	13.92%	9.57%

American Beacon AHL Managed Futures Fund

	Inception Date of Class	1 Year	Since Inception
Share Class (Before Taxes)
A	8/19/2014	(6.41%)	1.82%
C	8/19/2014	(2.45%)	3.60%
Y	8/19/2014	(0.38%)	4.70%
Institutional	8/19/2014	(0.29%)	4.83%

American Beacon Bahl & Gaynor Small Cap Growth Fund

	Inception Date of Class	1 Year	Since Inception
Share Class (Before Taxes)
A	7/15/2014	18.19%	8.54%
C	7/15/2014	23.35%	10.31%
Y	7/15/2014	25.80%	11.53%
Institutional	7/15/2014	25.88%	11.60%

American Beacon Bridgeway Large Cap Growth Fund

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class (Before Taxes)
A	2/5/2016	(0.79%)	14.22%	6.87%
C	2/5/2016	3.49%	15.42%	7.42%
Y	2/5/2016	5.51%	15.64%	7.53%
Investor	2/5/2016	5.21%	15.58%	7.50%

American Beacon Bridgeway Large Cap Value Fund

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class (Before Taxes)
A	2/3/2012	9.15%	14.51%	6.64%
C	2/3/2012	13.91%	15.06%	6.90%
Y	2/3/2012	16.17%	16.27%	7.46%
Institutional	10/31/2003	16.24%	16.35%	7.49%

American Beacon Ionic Strategic Arbitrage Fund

	Inception Date of Class	1 Year	Since Inception
Share Class (Before Taxes)
A	6/30/2015	(3.79%)	1.50%
C	6/30/2015	(0.83%)	2.63%
Y	6/30/2015	1.28%	3.14%
Investor	6/30/2015	0.98%	2.98%

American Beacon Stephens Mid-Cap Growth Fund

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class (Before Taxes)
A	2/24/2012	0.20%	9.06%	6.69%
C	2/24/2012	4.59%	9.58%	6.95%
Y	2/24/2012	6.67%	10.74%	7.51%
Institutional	8/31/2006	6.82%	10.83%	7.70%

American Beacon Stephens Small Cap Growth Fund

	Inception Date of Class	1 Year	5 Years	10 Years
Share Class (Before Taxes)
A	2/24/2012	3.31%	9.26%	6.40%
C	2/24/2012	7.76%	9.75%	6.64%
Y	2/24/2012	9.96%	10.94%	7.21%
Institutional	8/31/2006	10.05%	11.04%	7.39%

(American Beacon Acadian Emerging Markets Managed Volatility Fund) | (American Beacon Acadian Emerging Markets Managed Volatility Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.43%)
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013
(American Beacon Acadian Emerging Markets Managed Volatility Fund) | (American Beacon Acadian Emerging Markets Managed Volatility Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.17%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.40%)
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013
(American Beacon Acadian Emerging Markets Managed Volatility Fund) | (American Beacon Acadian Emerging Markets Managed Volatility Fund) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.38%)
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013
(American Beacon Acadian Emerging Markets Managed Volatility Fund) | (American Beacon Acadian Emerging Markets Managed Volatility Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.23%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.27%)
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013
(American Beacon Crescent Short Duration High Income Fund) | (American Beacon Crescent Short Duration High Income Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.45%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2014
(American Beacon Crescent Short Duration High Income Fund) | (American Beacon Crescent Short Duration High Income Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.23%
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2014
(American Beacon Crescent Short Duration High Income Fund) | (American Beacon Crescent Short Duration High Income Fund) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2014
(American Beacon Crescent Short Duration High Income Fund) | (American Beacon Crescent Short Duration High Income Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2014
(American Beacon Global Evolution Frontier Markets Income Fund) | (American Beacon Global Evolution Frontier Markets Income Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.27%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2014
(American Beacon Global Evolution Frontier Markets Income Fund) | (American Beacon Global Evolution Frontier Markets Income Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.78%
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2014
(American Beacon Global Evolution Frontier Markets Income Fund) | (American Beacon Global Evolution Frontier Markets Income Fund) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2014
(American Beacon Global Evolution Frontier Markets Income Fund) | (American Beacon Global Evolution Frontier Markets Income Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.77%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2014
(American Beacon Grosvenor Long/Short Fund) | (American Beacon Grosvenor Long/Short Fund ) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.39%)
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
(American Beacon Grosvenor Long/Short Fund) | (American Beacon Grosvenor Long/Short Fund ) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
(American Beacon Grosvenor Long/Short Fund) | (American Beacon Grosvenor Long/Short Fund ) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
(American Beacon Grosvenor Long/Short Fund) | (American Beacon Grosvenor Long/Short Fund ) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.72%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
(American Beacon SGA Global Growth Fund) | (American Beacon SGA Global Growth Fund ) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.88%)
5 Years	rr_AverageAnnualReturnYear05	8.17%
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2013
(American Beacon SGA Global Growth Fund) | (American Beacon SGA Global Growth Fund ) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.29%
5 Years	rr_AverageAnnualReturnYear05	8.93%
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2013
(American Beacon SGA Global Growth Fund) | (American Beacon SGA Global Growth Fund ) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.39%
5 Years	rr_AverageAnnualReturnYear05	9.67%
Since Inception	rr_AverageAnnualReturnSinceInception	8.53%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Oct. 04, 2013
(American Beacon SGA Global Growth Fund) | (American Beacon SGA Global Growth Fund ) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.45%
5 Years	rr_AverageAnnualReturnYear05	9.75%
Since Inception	rr_AverageAnnualReturnSinceInception	8.59%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
(American Beacon Flexible Bond Fund) | (American Beacon Flexible Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2011
(American Beacon Flexible Bond Fund) | (American Beacon Flexible Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.69%
5 Years	rr_AverageAnnualReturnYear05	0.78%
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2011
(American Beacon Flexible Bond Fund) | (American Beacon Flexible Bond Fund) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.66%
5 Years	rr_AverageAnnualReturnYear05	1.86%
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2011
(American Beacon Flexible Bond Fund) | (American Beacon Flexible Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.85%
5 Years	rr_AverageAnnualReturnYear05	1.97%
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2011
(American Beacon SiM High Yield Opportunities Fund) | (American Beacon SiM High Yield Opportunities Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.36%
5 Years	rr_AverageAnnualReturnYear05	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2011
(American Beacon SiM High Yield Opportunities Fund) | (American Beacon SiM High Yield Opportunities Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.99%
5 Years	rr_AverageAnnualReturnYear05	7.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2011
(American Beacon SiM High Yield Opportunities Fund) | (American Beacon SiM High Yield Opportunities Fund) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.26%
5 Years	rr_AverageAnnualReturnYear05	8.61%
Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2011
(American Beacon SiM High Yield Opportunities Fund) | (American Beacon SiM High Yield Opportunities Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.31%
5 Years	rr_AverageAnnualReturnYear05	8.71%
Since Inception	rr_AverageAnnualReturnSinceInception	7.21%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2011
(American Beacon Sound Point Floating Rate Income Fund) | (American Beacon Sound Point Floating Rate Income Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2015
(American Beacon Sound Point Floating Rate Income Fund) | (American Beacon Sound Point Floating Rate Income Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2015
(American Beacon Sound Point Floating Rate Income Fund) | (American Beacon Sound Point Floating Rate Income Fund) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.55%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2015
(American Beacon Sound Point Floating Rate Income Fund) | (American Beacon Sound Point Floating Rate Income Fund) | Investor Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.32%
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2015
(American Beacon Sound Point Floating Rate Income Fund) | (American Beacon Sound Point Floating Rate Income Fund) | Class SP
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.46%
Since Inception	rr_AverageAnnualReturnSinceInception	6.25%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	May 31, 2014
(American Beacon The London Company Income Equity Fund) | (American Beacon The London Company Income Equity Fund ) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.23%
Since Inception	rr_AverageAnnualReturnSinceInception	10.86%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	May 29, 2012
(American Beacon The London Company Income Equity Fund) | (American Beacon The London Company Income Equity Fund ) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.82%
Since Inception	rr_AverageAnnualReturnSinceInception	11.47%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	May 29, 2012
(American Beacon The London Company Income Equity Fund) | (American Beacon The London Company Income Equity Fund ) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.96%
Since Inception	rr_AverageAnnualReturnSinceInception	12.71%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	May 29, 2012
(American Beacon The London Company Income Equity Fund) | (American Beacon The London Company Income Equity Fund ) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.97%
Since Inception	rr_AverageAnnualReturnSinceInception	12.78%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	May 29, 2012
(American Beacon Zebra Small Cap Equity Fund) | (American Beacon Zebra Small Cap Equity Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.43%
5 Years	rr_AverageAnnualReturnYear05	13.96%
Since Inception	rr_AverageAnnualReturnSinceInception	13.45%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2010
(American Beacon Zebra Small Cap Equity Fund) | (American Beacon Zebra Small Cap Equity Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.76%
5 Years	rr_AverageAnnualReturnYear05	14.46%
Since Inception	rr_AverageAnnualReturnSinceInception	13.64%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2010
(American Beacon Zebra Small Cap Equity Fund) | (American Beacon Zebra Small Cap Equity Fund) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	28.07%
5 Years	rr_AverageAnnualReturnYear05	15.71%
Since Inception	rr_AverageAnnualReturnSinceInception	14.87%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2010
(American Beacon Zebra Small Cap Equity Fund) | (American Beacon Zebra Small Cap Equity Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	28.26%
5 Years	rr_AverageAnnualReturnYear05	15.85%
Since Inception	rr_AverageAnnualReturnSinceInception	14.99%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2010
(American Beacon Balanced Fund) | (American Beacon Balanced Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.76%
5 Years	rr_AverageAnnualReturnYear05	8.15%
10 Years	rr_AverageAnnualReturnYear10	5.54%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	May 17, 2010
(American Beacon Balanced Fund) | (American Beacon Balanced Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.34%
5 Years	rr_AverageAnnualReturnYear05	8.64%
10 Years	rr_AverageAnnualReturnYear10	5.57%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2010
(American Beacon Balanced Fund) | (American Beacon Balanced Fund) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.43%
5 Years	rr_AverageAnnualReturnYear05	9.85%
10 Years	rr_AverageAnnualReturnYear10	6.52%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
(American Beacon Balanced Fund) | (American Beacon Balanced Fund) | Advisor Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.92%
5 Years	rr_AverageAnnualReturnYear05	9.36%
10 Years	rr_AverageAnnualReturnYear10	6.05%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	May 31, 2005
(American Beacon Balanced Fund) | (American Beacon Balanced Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.49%
5 Years	rr_AverageAnnualReturnYear05	9.92%
10 Years	rr_AverageAnnualReturnYear10	6.59%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jul. 17, 1987
(American Beacon International Equity Fund) | (American Beacon International Equity Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.27%
5 Years	rr_AverageAnnualReturnYear05	5.62%
10 Years	rr_AverageAnnualReturnYear10	1.32%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	May 17, 2010
(American Beacon International Equity Fund) | (American Beacon International Equity Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	22.47%
5 Years	rr_AverageAnnualReturnYear05	6.08%
10 Years	rr_AverageAnnualReturnYear10	1.35%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2010
(American Beacon International Equity Fund) | (American Beacon International Equity Fund) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	24.74%
5 Years	rr_AverageAnnualReturnYear05	7.22%
10 Years	rr_AverageAnnualReturnYear10	2.27%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2009
(American Beacon International Equity Fund) | (American Beacon International Equity Fund) | Class R6
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	24.90%
5 Years	rr_AverageAnnualReturnYear05	7.35%
10 Years	rr_AverageAnnualReturnYear10	2.35%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2017
(American Beacon International Equity Fund) | (American Beacon International Equity Fund) | Advisor Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	24.31%
5 Years	rr_AverageAnnualReturnYear05	6.83%
10 Years	rr_AverageAnnualReturnYear10	1.81%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	May 01, 2003
(American Beacon International Equity Fund) | (American Beacon International Equity Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	24.81%
5 Years	rr_AverageAnnualReturnYear05	7.33%
10 Years	rr_AverageAnnualReturnYear10	2.35%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 07, 1991
(American Beacon Large Cap Value Fund) | (American Beacon Large Cap Value Fund ) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.95%
5 Years	rr_AverageAnnualReturnYear05	11.94%
10 Years	rr_AverageAnnualReturnYear10	5.89%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	May 17, 2010
(American Beacon Large Cap Value Fund) | (American Beacon Large Cap Value Fund ) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.90%
5 Years	rr_AverageAnnualReturnYear05	12.43%
10 Years	rr_AverageAnnualReturnYear10	5.93%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2010
(American Beacon Large Cap Value Fund) | (American Beacon Large Cap Value Fund ) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.00%
5 Years	rr_AverageAnnualReturnYear05	13.66%
10 Years	rr_AverageAnnualReturnYear10	6.89%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2009
(American Beacon Large Cap Value Fund) | (American Beacon Large Cap Value Fund ) | Class R6
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.08%
5 Years	rr_AverageAnnualReturnYear05	13.73%
10 Years	rr_AverageAnnualReturnYear10	6.96%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2017
(American Beacon Large Cap Value Fund) | (American Beacon Large Cap Value Fund ) | Advisor Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.53%
5 Years	rr_AverageAnnualReturnYear05	13.19%
10 Years	rr_AverageAnnualReturnYear10	6.44%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	May 31, 2005
(American Beacon Large Cap Value Fund) | (American Beacon Large Cap Value Fund ) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.08%
5 Years	rr_AverageAnnualReturnYear05	13.73%
10 Years	rr_AverageAnnualReturnYear10	6.96%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jul. 17, 1987
(American Beacon Mid-Cap Value Fund) | (American Beacon Mid-Cap Value Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.61%
5 Years	rr_AverageAnnualReturnYear05	13.29%
10 Years	rr_AverageAnnualReturnYear10	8.83%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	May 17, 2010
(American Beacon Mid-Cap Value Fund) | (American Beacon Mid-Cap Value Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	15.44%
5 Years	rr_AverageAnnualReturnYear05	13.77%
10 Years	rr_AverageAnnualReturnYear10	8.89%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2010
(American Beacon Mid-Cap Value Fund) | (American Beacon Mid-Cap Value Fund) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.62%
5 Years	rr_AverageAnnualReturnYear05	15.01%
10 Years	rr_AverageAnnualReturnYear10	9.88%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
(American Beacon Mid-Cap Value Fund) | (American Beacon Mid-Cap Value Fund) | Advisor Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.09%
5 Years	rr_AverageAnnualReturnYear05	14.49%
10 Years	rr_AverageAnnualReturnYear10	9.43%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(American Beacon Mid-Cap Value Fund) | (American Beacon Mid-Cap Value Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.77%
5 Years	rr_AverageAnnualReturnYear05	15.11%
10 Years	rr_AverageAnnualReturnYear10	9.94%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2005
(American Beacon Small Cap Value) | (American Beacon Small Cap Value Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.05%
5 Years	rr_AverageAnnualReturnYear05	12.10%
10 Years	rr_AverageAnnualReturnYear10	8.45%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	May 17, 2010
(American Beacon Small Cap Value) | (American Beacon Small Cap Value Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.59%
5 Years	rr_AverageAnnualReturnYear05	12.61%
10 Years	rr_AverageAnnualReturnYear10	8.49%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2010
(American Beacon Small Cap Value) | (American Beacon Small Cap Value Fund) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.65%
5 Years	rr_AverageAnnualReturnYear05	13.83%
10 Years	rr_AverageAnnualReturnYear10	9.47%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2009
(American Beacon Small Cap Value) | (American Beacon Small Cap Value Fund) | Class R6
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.71%
5 Years	rr_AverageAnnualReturnYear05	13.92%
10 Years	rr_AverageAnnualReturnYear10	9.57%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2017
(American Beacon Small Cap Value) | (American Beacon Small Cap Value Fund) | Advisor Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.18%
5 Years	rr_AverageAnnualReturnYear05	13.36%
10 Years	rr_AverageAnnualReturnYear10	9.03%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	May 01, 2003
(American Beacon Small Cap Value) | (American Beacon Small Cap Value Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.68%
5 Years	rr_AverageAnnualReturnYear05	13.92%
10 Years	rr_AverageAnnualReturnYear10	9.57%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1998
(American Beacon AHL Managed Futures Fund) | (American Beacon AHL Managed Futures Strategy Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(6.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.82%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2014
(American Beacon AHL Managed Futures Fund) | (American Beacon AHL Managed Futures Strategy Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2014
(American Beacon AHL Managed Futures Fund) | (American Beacon AHL Managed Futures Strategy Fund) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2014
(American Beacon AHL Managed Futures Fund) | (American Beacon AHL Managed Futures Strategy Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2014
(American Beacon Bahl & Gaynor Small Cap Growth Fund) | (American Beacon Bahl & Gaynor Small Cap Growth Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.19%
Since Inception	rr_AverageAnnualReturnSinceInception	8.54%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2014
(American Beacon Bahl & Gaynor Small Cap Growth Fund) | (American Beacon Bahl & Gaynor Small Cap Growth Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	23.35%
Since Inception	rr_AverageAnnualReturnSinceInception	10.31%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2014
(American Beacon Bahl & Gaynor Small Cap Growth Fund) | (American Beacon Bahl & Gaynor Small Cap Growth Fund) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.80%
Since Inception	rr_AverageAnnualReturnSinceInception	11.53%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2014
(American Beacon Bahl & Gaynor Small Cap Growth Fund) | (American Beacon Bahl & Gaynor Small Cap Growth Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.88%
Since Inception	rr_AverageAnnualReturnSinceInception	11.60%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2014
(American Beacon Bridgeway Large Cap Growth Fund) | (American Beacon Bridgeway Large Cap Growth Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.79%)
5 Years	rr_AverageAnnualReturnYear05	14.22%
10 Years	rr_AverageAnnualReturnYear10	6.87%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 05, 2016
(American Beacon Bridgeway Large Cap Growth Fund) | (American Beacon Bridgeway Large Cap Growth Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.49%
5 Years	rr_AverageAnnualReturnYear05	15.42%
10 Years	rr_AverageAnnualReturnYear10	7.42%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 05, 2016
(American Beacon Bridgeway Large Cap Growth Fund) | (American Beacon Bridgeway Large Cap Growth Fund) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.51%
5 Years	rr_AverageAnnualReturnYear05	15.64%
10 Years	rr_AverageAnnualReturnYear10	7.53%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 05, 2016
(American Beacon Bridgeway Large Cap Growth Fund) | (American Beacon Bridgeway Large Cap Growth Fund) | Investor Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	15.58%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 05, 2016
(American Beacon Bridgeway Large Cap Value Fund) | (American Beacon Bridgeway Large Cap Value Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.15%
5 Years	rr_AverageAnnualReturnYear05	14.51%
10 Years	rr_AverageAnnualReturnYear10	6.64%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2012
(American Beacon Bridgeway Large Cap Value Fund) | (American Beacon Bridgeway Large Cap Value Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.91%
5 Years	rr_AverageAnnualReturnYear05	15.06%
10 Years	rr_AverageAnnualReturnYear10	6.90%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2012
(American Beacon Bridgeway Large Cap Value Fund) | (American Beacon Bridgeway Large Cap Value Fund) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.17%
5 Years	rr_AverageAnnualReturnYear05	16.27%
10 Years	rr_AverageAnnualReturnYear10	7.46%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2012
(American Beacon Bridgeway Large Cap Value Fund) | (American Beacon Bridgeway Large Cap Value Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.24%
5 Years	rr_AverageAnnualReturnYear05	16.35%
10 Years	rr_AverageAnnualReturnYear10	7.49%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
(American Beacon Ionic Strategic Arbitrage Fund) | (American Beacon Ionic Strategic Arbitrage Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.50%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
(American Beacon Ionic Strategic Arbitrage Fund) | (American Beacon Ionic Strategic Arbitrage Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
(American Beacon Ionic Strategic Arbitrage Fund) | (American Beacon Ionic Strategic Arbitrage Fund) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
(American Beacon Ionic Strategic Arbitrage Fund) | (American Beacon Ionic Strategic Arbitrage Fund) | Investor Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.98%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
(American Beacon Stephens Mid-Cap Growth Fund) | (American Beacon Stephens Mid-Cap Growth Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.20%
5 Years	rr_AverageAnnualReturnYear05	9.06%
10 Years	rr_AverageAnnualReturnYear10	6.69%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
(American Beacon Stephens Mid-Cap Growth Fund) | (American Beacon Stephens Mid-Cap Growth Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.59%
5 Years	rr_AverageAnnualReturnYear05	9.58%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
(American Beacon Stephens Mid-Cap Growth Fund) | (American Beacon Stephens Mid-Cap Growth Fund) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.67%
5 Years	rr_AverageAnnualReturnYear05	10.74%
10 Years	rr_AverageAnnualReturnYear10	7.51%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
(American Beacon Stephens Mid-Cap Growth Fund) | (American Beacon Stephens Mid-Cap Growth Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.82%
5 Years	rr_AverageAnnualReturnYear05	10.83%
10 Years	rr_AverageAnnualReturnYear10	7.70%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2006
(American Beacon Stephens Small Cap Growth Fund) | (American Beacon Stephens Small Cap Growth Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.31%
5 Years	rr_AverageAnnualReturnYear05	9.26%
10 Years	rr_AverageAnnualReturnYear10	6.40%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
(American Beacon Stephens Small Cap Growth Fund) | (American Beacon Stephens Small Cap Growth Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.76%
5 Years	rr_AverageAnnualReturnYear05	9.75%
10 Years	rr_AverageAnnualReturnYear10	6.64%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
(American Beacon Stephens Small Cap Growth Fund) | (American Beacon Stephens Small Cap Growth Fund) | Class Y
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.96%
5 Years	rr_AverageAnnualReturnYear05	10.94%
10 Years	rr_AverageAnnualReturnYear10	7.21%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2012
(American Beacon Stephens Small Cap Growth Fund) | (American Beacon Stephens Small Cap Growth Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.05%
5 Years	rr_AverageAnnualReturnYear05	11.04%
10 Years	rr_AverageAnnualReturnYear10	7.39%
Inception Date of Class	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2006